Lease - Schedule of Components of Lease Cost (Detail)	3 Months Ended
Mar. 31, 2021 USD ($)
Leases [Abstract]
Operating lease costs	$ 253
Finance lease costs:
Amortization of right-of-use assets	0
Interest on lease liabilities	0
Short-term lease costs	0
Variable lease costs	0
Sublease income	0
Total lease costs	$ 253